Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) (10-K) - Coastal Pride Company, Inc [Member]	12 Months Ended
Dec. 31, 2018
Concentration risk percentage	10.00%
Indonesia [Member]
Concentration risk percentage	39.00%
Mexico [Member]
Concentration risk percentage	30.00%
Venezuela [Member]
Concentration risk percentage	20.00%